UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4413

Exact name of registrant as specified in charter:	Delaware Group Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Opportunities Fund

December 31, 2007

	Number of
	Shares	Value
Common Stock– 96.25%☐
Basic Industry/Capital Goods – 12.50%
Allegheny Technologies	95,700	$8,268,480
†First Solar	24,400	6,518,216
*Joy Global	180,100	11,854,182
*Manitowoc	262,900	12,837,407
†Mettler-Toledo International	82,800	9,422,640
*Oshkosh Truck	131,000	6,191,060
†Quanta Services	310,300	8,142,272
*Roper Industries	135,300	8,461,662
*Trinity Industries	296,800	8,239,168
		79,935,087
Business Services – 5.10%
Dun & Bradstreet	81,100	7,187,893
*Expeditors International Washington	204,100	9,119,188
†Fiserv	185,900	10,315,591
Paychex	164,700	5,965,434
		32,588,106
Consumer Non-Durables – 13.57%
*†Amazon.com	126,400	11,709,696
*†Crocs	225,800	8,311,698
†Dick's Sporting Goods	286,200	7,944,912
*Flowers Foods	419,800	9,827,518
Guess	82,600	3,129,714
*†J. Crew Group	161,800	7,800,378
*Nordstrom	167,300	6,144,929
Tiffany & Co	124,000	5,707,720
†Ulta Salon Cosmetics & Fragrance	42,300	725,445
*†Under Armour Class A	290,400	12,681,768
*†Urban Outfitters	469,700	12,804,022
		86,787,800
Consumer Services – 5.36%
*Host Hotels & Resorts	254,570	4,337,873
*International Game Technology	233,900	10,275,227
*Marriott International Class A	145,700	4,980,026
Starwood Hotels & Resorts Worldwide	173,800	7,652,414
*†Wynn Resorts	62,400	6,996,912
		34,242,452
Energy – 9.32%
*†Compagnie Generale de Geophysique-Veritas ADR	232,300	13,020,415
*†Helix Energy Solutions Group	187,200	7,768,800
*Helmerich & Payne	180,500	7,232,635
†National Oilwell Varco	265,500	19,503,630
*Smith International	163,700	12,089,245
		59,614,725
Financials – 7.94%
*†Affiliated Managers Group	76,600	8,997,436
*†Interactive Brokers Group	279,300	9,026,976
*†IntercontinentalExchange	17,000	3,272,500
*Legg Mason	67,400	4,930,310
*Lehman Brothers Holdings	138,900	9,089,616
†Oaktree Capital Group	138,000	4,519,500
*People's United Financial	401,300	7,143,140
T. Rowe Price Group	62,400	3,798,912
		50,778,390
Health Care – 13.55%
†Abraxis BioScience	115,599	7,949,743

*†Amylin Pharmaceuticals	170,700	6,315,900
*†APP Pharmaceuticals	606,600	6,229,782
†Barr Pharmaceuticals	195,700	10,391,670
†DaVita	124,300	7,004,305
†Express Scripts Class A	64,500	4,708,500
*†Inverness Medical Innovations	135,700	7,623,626
†Medco Health Solutions	125,800	12,756,120
*Omnicare	144,800	3,302,888
*†OSI Pharmaceuticals	135,900	6,592,509
*Quest Diagnostics	107,500	5,686,750
*†Regeneron Pharmaceuticals	336,100	8,116,815
		86,678,608
Technology – 26.47%
†American Tower Class A	201,400	8,579,640
*†ANSYS	22,700	941,142
*†Atheros Communications	195,900	5,982,786
†Citrix Systems	332,300	12,630,723
*†F5 Networks	396,400	11,305,328
*†Focus Media Holding ADR	59,400	3,374,514
L-3 Communications Holdings	82,700	8,761,238
†McAfee	90,500	3,393,750
†MEMC Electronic Materials	156,100	13,813,289
*†Microsemi	478,400	10,591,776
*†Network Appliance	301,300	7,520,448
*†NII Holdings	168,700	8,151,584
*†Nuance Communications	794,300	14,837,524
*†Omniture	481,900	16,042,451
*†salesforce.com	151,900	9,522,611
*Satyam Computer Services ADR	367,000	9,806,240
†Sina	131,000	5,804,610
*†Sykes Enterprises	488,600	8,794,800
*†Varian Semiconductor Equipment Associates	99,300	3,674,100
*†VMware Class A	67,900	5,770,821
		169,299,375
Transportation – 1.01%
*Hunt (J.B.) Transport Services	233,600	6,435,680
		6,435,680
Utilities – 1.43%
*Alliant Energy	225,100	9,159,319
		9,159,319
Total Common Stock (cost $504,070,037)		615,519,542

	Principal
	Amount
≠Discount Note – 4.94%
Federal Home Loan Bank 3.25% 1/2/08	$31,584,702	31,581,880
Total Discount Note (cost $31,581,880)		31,581,880

Total Value of Securities Before Securities Lending Collateral – 101.19%
(cost $535,651,917)		647,101,422

Securities Lending Collateral** – 23.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	150,932,979	150,932,979
Total Securities Lending Collateral (cost $150,932,979)		150,932,979

Total Value of Securities – 124.79%
(cost $686,584,896)		798,034,401 ©
Obligation to Return Securities Lending Collateral** – (23.60%)		(150,932,979)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.19%)		(7,608,431)
Net Assets Applicable to 28,335,581 Shares Outstanding – 100.00%		$639,492,991

†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes".
☐Includes $147,181,886 of securities loaned.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Growth Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$687,538,064
Aggregate unrealized appreciation	134,657,063
Aggregate unrealized depreciation	(24,160,726)
Net unrealized appreciation	$110,496,337

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of securities on loan was $147,181,886, for which the Fund received collateral, comprised of U.S. government obligations valued at $734,946, and cash collateral of $150,932,979. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2007. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Large Cap Growth Fund

December 31, 2007

	Number of
	Shares	Value
Common Stock – 99.44%☐
Basic Industry/Capital Goods – 3.56%
Praxair	17,500	$1,552,425
		1,552,425
Business Services – 17.20%
Expeditors International Washington	28,000	1,251,040
*Mastercard Class A	3,800	817,760
Paychex	27,000	977,940
†Research in Motion	18,000	2,041,200
Reuters Group ADR	15,000	1,142,700
United Parcel Service Class B	18,000	1,272,960
		7,503,600
Consumer Non-Durables – 11.85%
Procter & Gamble	22,000	1,615,240
Staples	60,000	1,384,200
Walgreen	32,000	1,218,560
Wal-Mart Stores	20,000	950,600
		5,168,600
Consumer Services – 12.25%
†eBay	43,000	1,427,170
International Game Technology	32,000	1,405,760
†MGM MIRAGE	17,000	1,428,340
Weight Watchers International	24,000	1,084,320
		5,345,590
Financials – 8.35%
CME Group	2,500	1,715,000
†IntercontinentalExchange	10,000	1,925,000
		3,640,000
Health Care – 16.16%
Allergan	25,000	1,606,000
†Genentech	26,000	1,743,820
UnitedHealth Group	42,000	2,444,400
†Zimmer Holdings	19,000	1,256,850
		7,051,070
Technology – 30.07%
†Apple	6,300	1,247,904
†Crown Castle International	30,000	1,248,000
†Google Class A	3,800	2,627,624
†Intuit	55,000	1,738,550
QUALCOMM	54,000	2,124,900
*†SanDisk	20,000	663,400
Seagate Technology	68,000	1,734,000
†Sun Microsystems	32,000	580,160
†Teradata	42,000	1,151,220
		13,115,758
Total Common Stock (cost $36,951,558)		43,377,043

	Principal
	Amount
≠Discount Note – 0.56%
Federal Home Loan Bank 3.25% 1/2/08	$242,044	242,022
Total Discount Note (cost $242,022)		242,022

Total Value of Securities Before Securities Lending Collateral – 100.00%
(cost $37,193,580)		43,619,065

Securities Lending Collateral** – 3.08%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,345,000	1,345,000
Total Securities Lending Collateral (cost $1,345,000)		1,345,000

Total Value of Securities – 103.08%
(cost $38,538,580)	44,964,065☐
Obligation to Return Securities Lending Collateral** – (3.08%)	(1,345,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.00%	2,211
Net Assets Applicable to 6,858,018 Shares Outstanding – 100.00%	$43,621,276

†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes”.
☐Includes $1,468,800 of securities loaned.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV – Delaware Large Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on March 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the SEC. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$38,791,182
Aggregate unrealized appreciation	7,212,020
Aggregate unrealized depreciation	(1,039,137)
Net unrealized appreciation	$6,172,883

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of securities on loan was $1,468,800, for which the Fund received collateral, comprised of U.S. government obligations valued at $171,360, and cash collateral of $1,345,000. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Fund Merger
On August 2, 2007, the Board of Trustees for this Fund approved a proposal to reorganize Delaware Large Cap Growth Fund with and into Delaware U.S. Growth Fund, pending shareholder approval. Effective as of the close of business on September 5, 2007, the Delaware Large Cap Growth Fund was closed to new investors. The Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization into Delaware U.S. Growth Fund. If approved, the reorganization is expected to take place in February 2008.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Securities Fund

December 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.49%Δ
Australia – 11.11%
DB RREEF Trust	19,956	$34,981
Goodman Group	13,033	55,857
GPT Group	11,642	41,223
Stockland	4,047	29,866
Valad Property Group	29,019	32,809
Westfield Group	5,767	106,144
		300,880
Brazil – 3.05%
†BR Malls Participacoes	3,398	45,816
Iguatemi Empresa de Shopping Centers	2,254	36,722
		82,538
Canada – 2.70%
Boardwalk Real Estate Investment Trust	586	26,270
RioCan Real Estate Investment Trust	2,139	46,967
		73,237
China – 1.00%
†Xinyuan Real Estate ADR	1,900	27,037
		27,037
Finland – 1.63%
Citycon	4,654	24,790
Sponda	1,623	19,352
		44,142
France – 3.72%
Fonciere Des Regions	221	27,979
Unibail-Rodamco	332	72,640
		100,619
Germany – 0.81%
IVG Immobilien	661	21,965
		21,965
Greece – 0.38%
Babis Vovos International Construction	345	10,251
		10,251
Hong Kong – 15.60%
Hang Lung Group	13,000	71,014
Henderson Land Development	7,000	65,929
Link REIT	9,516	20,598
New World Development	24,000	85,093
Regal Real Estate Investment	25,000	6,828
Shimao Property Holdings	9,516	24,283
Sun Hung Kai Properties	7,000	148,644
		422,389
Italy – 0.75%
Beni Stabili	18,728	20,321
		20,321
Japan – 13.81%
Aeon Mall	634	16,771
Japan Prime Realty Investment	7	28,246
Japan Real Estate Investment	2	25,108
Kenedix Realty Investment	3	20,068
Mitsubishi Estate	5,000	120,831
Mitsui Fudosan	3,000	65,369
NTT Urban Development	15	24,345
Sumitomo Realty & Development	1,000	24,794
Tokyo Tatemono	2,115	20,065
Tokyu REIT	3	28,246
		373,843
Malaysia – 1.95%
Bandar Raya Developments	12,000	11,539

KLCC Property Holdings	22,627	23,948
†Sunway City	11,500	17,318
		52,805
Norway – 0.59%
†Norwegian Property	1,297	15,871
		15,871
Singapore – 2.71%
CapitaMall Trust	12,000	28,805
City Developments	1,099	10,826
K-REIT Asia	9,000	13,299
Mapletree Logistics Trust	27,000	20,417
		73,347
United Kingdom – 7.90%
British Land	2,417	45,405
Derwent London	773	21,686
Great Portland Estates	1,421	13,241
Hammerson	2,356	47,746
Land Securities Group	2,151	64,405
Unite Group	3,066	21,367
		213,850
United States – 27.78%
Alexandria Real Estate Equities	300	30,501
AMB Property	400	23,024
AvalonBay Communities	100	9,414
Boston Properties	300	27,543
BRE Properties	300	12,159
Brookfield Properties	2,341	45,277
Digital Realty Trust	430	16,499
Equity One	600	13,818
Equity Residential	400	14,588
Essex Property Trust	100	9,749
Federal Realty Investment Trust	200	16,430
General Growth Properties	1,100	45,298
HCP	500	17,390
Health Care REIT	400	17,876
Host Hotels & Resorts	1,200	20,448
Kilroy Realty	200	10,992
Kimco Realty	1,000	36,400
Kite Realty Group Trust	600	9,162
Macerich	400	28,424
Marriott International Class A	500	17,090
ProLogis	500	31,690
Public Storage	500	36,705
Regency Centers	300	19,347
Simon Property Group	1,000	86,860
SL Green Realty	300	28,038
Starwood Hotels & Resorts Worldwide	500	22,015
UDR	600	11,910
Ventas	900	40,725
Vornado Realty Trust	600	52,770
		752,142
Total Common Stock (cost $2,870,640)		2,585,237

	Principal
	Amount
	(U.S. $)
≠Discount Note – 8.05%
Federal Home Loan Bank 3.25% 1/2/08	$218,039	218,020
Total Discount Note (cost $218,020)		218,020

Total Value of Securities – 103.54%
(cost $3,088,660)		2,803,257
Liabilities Net of Receivables and Other Assets (See Notes) – (3.54%)		(95,986)
Net Assets Applicable to 358,388 Shares Outstanding – 100.00%		$2,707,271

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations: ADR – American Depositary Receipts REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds IV – Delaware Global Real Estate Securities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$3,102,185
Aggregate unrealized appreciation	$55,053
Aggregate unrealized depreciation	(353,981)
Net unrealized depreciation	$(298,928)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of December 31, 2007.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower. At December 31, 2007, the Fund had no securities on loan.

5. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. This Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. The Fund’s investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Healthcare Fund

December 31, 2007

	Number of
	Shares	Value
Common Stock – 102.89%☐
Biotechnology – 15.41%
†Abraxis BioScience	1,275	$87,682
†Amylin Pharmaceuticals	500	18,500
†BioMS Medical	2,000	7,829
†Crucell N.V. ADR	1,700	28,118
†Human Genome Sciences	1,900	19,836
†Isis Pharmaceuticals	900	14,175
†Medarex	2,050	21,361
†Memory Pharmaceuticals	4,700	2,679
†OSI Pharmaceuticals	600	29,106
†Regeneron Pharmaceuticals	1,100	26,565
†Synta Pharmaceuticals	900	6,030
†Trubion Pharmaceuticals	1,600	16,000
†United Therapeutics	400	39,060
		316,941
Blue Chip Medical Products – 48.47%
Abbott Laboratories	1,500	84,225
Allergan	300	19,272
†Amgen	2,100	97,524
AstraZeneca	798	34,310
Baxter International	400	23,220
Bristol-Myers Squibb	1,100	29,172
†Celgene	300	13,863
Chugai Pharmaceutical	2,422	34,749
†Genentech	800	53,656
GlaxoSmithKline ADR	800	40,312
Johnson & Johnson	1,100	73,370
Lilly (Eli)	1,100	58,729
Medtronic	700	35,189
Novartis ADR	700	38,017
Novo-Nordisk ADR	600	38,916
Pfizer	2,000	45,460
Roche Holding	221	38,143
Sanofi-Aventis	354	32,537
Schering-Plough	3,200	85,248
Smith & Nephew	4,922	56,720
†St. Jude Medical	600	24,384
Wyeth	900	39,771
		996,787
Healthcare Services – 17.01%
†Dialysis Corp. of America	2,100	17,850
Fresenius	752	39,926
Fresenius Medical Care	695	57,479
Quest Diagnostics	1,200	63,480
†Rite Aid	2,000	5,580
UnitedHealth Group	800	46,560
Walgreen	2,200	83,776
†WellPoint	400	35,092
		349,743

Small/Mid-Cap Products – 22.00%
†APP Pharmaceuticals	3,500	35,945
†Applera Corp. - Celera Group	1,400	22,218
†Barr Pharmaceuticals	1,100	58,410
Bayer	378	34,407
†Bio-Rad Laboratories Class A	200	20,724
†Durect	3,600	23,148
Koninklijke	500	23,591
†Martek Biosciences	2,100	62,118
†ResMed	500	26,265
Vital Signs	800	40,896
West Pharmaceutical Services	1,000	40,590
†Wright Medical Group	2,200	64,174
		452,486
Total Common Stock (cost $2,153,177)		2,115,957

Total Value of Securities – 102.89%
(cost $2,153,177)		2,115,957
Liabilities Net of Receivables and Other Assets (See Notes) – (2.89%)		(59,449)
Net Assets Applicable to 243,982 Shares Outstanding – 100.00%		$2,056,508

†Non-income producing security for the period ended December 31, 2007.
☐Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds IV – Delaware Healthcare Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

The Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. As of December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$2,153,177
Aggregate unrealized appreciation	$107,815
Aggregate unrealized depreciation	(145,035)
Net unrealized depreciation	$(37,220)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower. At December 31, 2007, the Fund had no securities on loan.

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: